Deposits (Details 1) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Deposits [Abstract]
2019	$ 71,379
2020	34,311
2021	6,295
2022	2,905
2023 and thereafter	5,600
Total certificates of deposit	$ 120,490	$ 104,284